Trade and Other Receivables - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Trade and other receivables [abstract]
Change in prices of current financial assets measured at fair value through profit or loss	$ 164
Receivables transferred to assets held for sale	$ 229